Financial instruments related to commodity contracts	12 Months Ended
Dec. 31, 2022
Financial instruments related to commodity contracts
Financial instruments related to commodity contracts

Note 16 Financial instruments related to commodity contracts

16.1 FINANCIAL INSTRUMENTS RELATED TO COMMODITY CONTRACTS

Accounting principles

Financial instruments related to commodity contracts, including crude oil, petroleum products, gas, and power purchase/sales contracts within the trading activities, together with the commodity contract derivative instruments and freight rate swaps, are used to adjust TotalEnergies' exposure to price fluctuations within global trading limits. According to the industry practice, these instruments are considered as held for trading. Changes in fair value are recorded in the income statement. The fair value of these instruments is recorded in “Other current assets” or “Other creditors and accrued liabilities” depending on whether they are assets or liabilities.

The valuation methodology is to mark-to-market all open positions for both physical and paper transactions. The valuations are determined on a daily basis using observable market data based on organized and over the counter (OTC) markets. In specific cases when market data is not directly available, the valuations are derived from observable data such as arbitrages, freight or spreads and market corroboration. For valuation of risks which are the result of a calculation, such as options for example, commonly known models are used to compute the fair value.

					Net balance
As of December 31, 2022	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	1,268	(449)	(18)	18	1,250	(431)	–	819	819
Forwards(a)	18,014	(18,638)	(1,994)	1,994	16,020	(16,644)	–	(624)	(624)
Options	2,143	(1)	(1)	1	2,142	–	–	2,142	2,142
Futures	13	(3)	–	–	13	(3)	–	10	10
Other/Collateral	–	–	–	–	–	–	(406)	(406)	(406)
Total Integrated Gas, Renewables & Power	21,438	(19,091)	(2,013)	2,013	19,425	(17,078)	(406)	1,941	1,941
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	122	(114)	(58)	58	64	(56)	–	8	8
Forwards(a)	631	(1,489)	(7)	7	624	(1,482)	–	(858)	(858)
Options	76	(227)	(69)	69	7	(158)	–	(151)	(151)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	113	(13)	(13)	13	100	–	–	100	100
Other/Collateral	–	–	–	–	–	–	–	–	–
Total crude oil, petroleum products and freight rates	942	(1,843)	(147)	147	795	(1,696)	–	(901)	(901)
TOTAL	22,380	(20,934)	(2,160)	2,160	20,220	(18,774)	(406)	1,040	1,040
Total of fair value non recognized in the balance sheet									–
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2021	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	92	(385)	(35)	35	57	(350)	–	(293)	(293)
Forwards(a)	21,752	(16,954)	(2,120)	2,120	19,632	(14,834)	–	4,798	4,798
Options	1,953	(63)	(3)	3	1,950	(60)	–	1,890	1,890
Futures	418	(430)	(183)	183	235	(247)	–	(12)	(12)
Other/Collateral	–	–	–	–	–	–	382	382	382
Total Integrated Gas, Renewables & Power	24,215	(17,832)	(2,341)	2,341	21,874	(15,491)	382	6,765	6,765
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	245	(289)	(166)	166	79	(123)	–	(44)	(44)
Forwards(a)	411	(444)	(88)	88	323	(356)	–	(33)	(33)
Options	68	(236)	(40)	40	28	(196)	–	(168)	(168)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	186	(78)	(78)	78	108	–	–	108	108
Other/Collateral	–	–	–	–	–	–	344	344	344
Total crude oil, petroleum products and freight rates	910	(1,047)	(372)	372	538	(675)	344	207	207
TOTAL	25,125	(18,879)	(2,713)	2,713	22,412	(16,166)	726	6,972	6,972
Total of fair value non recognized in the balance sheet									–

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2020	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	assets	liabilities	assets(c)	liabilities(c)	assets	liabilities	offset	amount	value(b)
Integrated Gas, Renewables & Power activities
Swaps	10	(71)	–	–	10	(71)	–	(61)	(61)
Forwards(a)	1,372	(3,113)	(186)	186	1,186	(2,927)	–	(1,741)	(1,741)
Options	(61)	(75)	(13)	13	(74)	(62)	–	(136)	(136)
Futures	42	(32)	(21)	21	21	(11)	–	10	10
Other/Collateral	–	–	–	–	–	–	22	22	22
Total Integrated Gas, Renewables & Power	1,363	(3,291)	(220)	220	1,143	(3,071)	22	(1,906)	(1,906)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	302	(443)	(207)	207	95	(236)	–	(141)	(141)
Forwards(a)	158	(297)	(13)	13	145	(284)	–	(139)	(139)
Options	113	(125)	(68)	68	45	(57)	–	(12)	(12)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	117	(135)	(117)	117	–	(18)	–	(18)	(18)
Other/Collateral	–	–	–	–	–	–	43	43	43
Total crude oil, petroleum products and freight rates	690	(1,000)	(405)	405	285	(595)	43	(267)	(267)
TOTAL	2,053	(4,291)	(625)	625	1,428	(3,666)	65	(2,173)	(2,173)
Total of fair value non recognized in the balance sheet
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Commitments on crude oil and refined products have, for the most part, a short-term maturity (less than one year).

The changes in fair value of financial instruments related to commodity contracts are detailed as follows:

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Integrated Gas, Renewables & Power activities
2022	6,383	11,406	(15,628)	186	2,347
2021	(1,928)	6,817	1,408	86	6,383
2020	(260)	676	(2,348)	4	(1,928)
Crude oil, petroleum products and freight rates activities
2022	(137)	5,891	(6,655)	–	(901)
2021	(310)	3,950	(3,777)	–	(137)
2020	(282)	3,813	(3,841)	–	(310)

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2022	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	1,034	1,678	(365)	2,347
Crude oil, petroleum products and freight rates activities	98	(999)	–	(901)
TOTAL	1,132	679	(365)	1,446

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2021	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	3,716	(3,563)	6,230	6,383
Crude oil, petroleum products and freight rates activities	134	(271)	–	(137)
TOTAL	3,850	(3,834)	6,230	6,246

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2020	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Integrated Gas, Renewables & Power activities	(159)	(361)	(1,408)	(1,928)
Crude oil, petroleum products and freight rates activities	10	(320)	–	(310)
TOTAL	(149)	(681)	(1,408)	(2,238)

Financial instruments classified as level 3 are mainly composed of long-term liquefied natural gas purchase and sale contracts which relate to the trading activity.

The management of positions is carried out on the basis of a net value of LNG purchase and sale commitments; the valuation of contracts is based on observable market data, such as commodity forward prices, but it also takes into account unobservable data on contract performance (assumptions on the variable terms of the contracts, on the availability of infrastructures, on the performance of counterparties).

The valuation of LNG contracts is sensitive to changes in oil and natural gas prices on North American, Asian and European markets, as well as to these assumptions on contract performance.

TotalEnergies’ management horizon is 12 months in 2022 (as in 2021 and 2020), and includes the full annual delivery program of LNG cargoes for the following year.

The analysis of the fair value of the LNG portfolio over the period beyond 12 months carried out by the Company, allows to verify that there is no material asset or liability to be recognized in its accounts for that period. This analysis, which takes into account the specific characteristics of LNG contracts and of the gas market, including its liquidity, incorporates valuation parameters that are unobservable over this period, in particular Company internal assumptions on the long-term evolution of hydrocarbon prices, the execution of contracts and the performance of counterparties, the renegotiation of price terms in contracts or the exercise of their contractual flexibilities.

The description of each fair value level is presented in Note 15 to the Consolidated Financial Statements.

Cash Flow hedge

The impact on the income statement and other comprehensive income of the hedging instruments related to commodity contracts and qualified as cash flow hedges is detailed as follows:

As of December 31
(M$)	2022	2021	2020
Profit (Loss) recorded in other comprehensive income of the period	(5,524)	445	14
Recycled amount from other comprehensive income to the income statement of the period	1,317	(56)	(1)

These financial instruments are mainly one year term Henry Hub derivatives and European gas, power and CO2 emission rights derivatives.

As of December 31, 2022, the ineffective portion of these financial instruments is $132 million (in 2021 and in 2020 the ineffective portion of the financial instruments was nil).

16.2 Oil, Gas and Power markets related risks management

Due to the nature of its business, TotalEnergies has significant oil and gas trading activities as part of its day-to-day operations in order to optimize revenues from its oil and gas production and to obtain favorable pricing to supply its refineries.

In its international oil trading business, TotalEnergies usually follows a policy of not selling its future production. However, in connection with this trading business, TotalEnergies, like most other oil companies, uses energy derivative instruments to adjust its exposure to price fluctuations of crude oil, refined products, natural gas, and power. TotalEnergies also uses freight rate derivative contracts in its shipping business to adjust its exposure to freight-rate fluctuations. To hedge against this risk, TotalEnergies uses various instruments such as futures, forwards, swaps and options on organized markets or over-the-counter markets. The list of the different derivatives held by TotalEnergies in these markets is detailed in Note 16.1 to the Consolidated Financial Statements.

As part of its gas and power trading activity, TotalEnergies also uses derivative instruments such as futures, forwards, swaps and options in both organized and over-the-counter markets. In general, the transactions are settled at maturity date through physical delivery. TotalEnergies measures its market risk exposure, i.e. potential loss in fair values, on its trading business using a “value-at-risk” technique. This technique is based on a historical model and makes an assessment of the market risk arising from possible future changes in market values over a one-day period. The calculation of the range of potential changes in fair values takes into account a snapshot of the end-of-day exposures and the set of historical price movements for the past two years for all instruments and maturities in the global trading business.

Integrated Gas, Renewables & Power division trading: "value-at-risk" with a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2022	119	15	53	92
2021	80	9	28	30
2020	51	6	21	27

The Trading & Shipping division measures its market risk exposure, i.e. potential loss in fair values, on its crude oil, refined products and freight rates trading activities using a “value-at-risk” technique. This technique is based on a historical model and makes an assessment of the market risk arising from possible future changes in market values over a 24-hour period. The calculation of the range of potential changes in fair values is based on the end-of-day exposures and historical price movements of the last 400 business days for all traded instruments and maturities. Options are systematically re-evaluated using appropriate models.

The “value-at-risk” represents the most unfavorable movement in fair value obtained with a 97.5% confidence level. This means that TotalEnergies’ portfolio result is likely to exceed the value-at-risk loss measure once over 40 business days if the portfolio exposures were left unchanged.

Trading & Shipping: "value-at-risk with" a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2022	48	9	22	27
2021	36	9	18	12
2020	30	6	15	19

TotalEnergies has implemented strict policies and procedures to manage and monitor these market risks. These are based on the separation of control and front-office functions and on an integrated information system that enables real-time monitoring of trading activities.

Limits on trading positions are approved by TotalEnergies’ Executive Committee and are monitored daily. To increase flexibility and encourage liquidity, hedging operations are performed with numerous independent operators, including other oil companies, major energy producers or consumers and financial institutions. TotalEnergies has established counterparty limits and monitors outstanding amounts with each counterparty on an ongoing basis.